Note 9 - Related Party Receivable (Details Textual) - Chief Scientific Officer [Member] - Repayment Agreement of Improperly Expense Reimbursement [Member] - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2018	Mar. 31, 2019
Due from Related Parties, Term	6 years
Due from Related Parties, Total	$ 658,000	$ 458,000	$ 229,000
Due from Related Party, Discount	$ 199,000
Due from Related Party, Annual Installments		$ 100,000